Regulatory Reserve for Credit Loss (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Regulatory Capital Requirements Under Regulation On Supervision Of Banking Business [Abstract]
Schedule of regulatory capital requirements under regulation on supervision of banking business [Table Text Block]

(1)	Balance of the planned regulatory reserve for credit loss is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017
Beginning balance	2,255,252	2,438,191
Planned provision of regulatory reserve for credit loss	182,939	140,266

Ending balance	2,438,191	2,578,457

Adjustments of regulatory reserves on net income and earnings per share [Table Text Block]

(2)	Planned reserves provided, adjusted net income after the planned reserves provided and adjusted earnings per share after the planned reserves provided are as follows (Unit: Korean Won in millions, except for earnings per share amount):

	For the years ended December 31
	2015	2016	2017
Net income	1,075,392	1,277,533	1,530,088
Provision of regulatory reserve for credit loss	499,110	182,939	140,266
Adjusted net income after the provision of regulatory reserve	576,282	1,094,594	1,389,822
Adjusted EPS after the provision of regulatory reserve (Unit: Korean Won)	584	1,320	1,817